SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS

12.Subsequent Events

On May 7, 2021, the Company announced a planned merger with LifeSci Acquisition II Corp. under a definitive business combination agreement. On October 6, 2021, the definitive business combination agreement was consummated, with Science 37 surviving the merger as Science 37 Holdings, Inc., now a public company. All outstanding common and preferred shares of legacy Science 37, Inc. converted into common shares of the surviving Science 37 Holdings, Inc. through application of an exchange ratio of approximately 1.815. In addition, awards under the Company's existing 2015 stock incentive plan continue under the same terms and conditions as were previously applicable to such awards, subject to the same exchange ratio for exercise price and number of options outstanding. Science 37 Holdings, Inc. began trading on the Nasdaq stock exchange as SNCE effective October 7, 2021.

In conjunction with this merger, Science 37 received funds held in LSAQ's working capital and trust accounts together with $200 million in PIPE financing from leading institutional and strategic investors to further fund Science 37’s decentralized trial technology platform and extend into new adjacencies. As a result of the Merger and inclusive of the PIPE financing, Science 37 received $234.2 million, net of fees and expenses paid in connection with the closing of the business combination. The shareholders of Science 37 approved the transaction on October 5, 2021, which was previously approved by the Boards of Directors of both companies. The transaction will be accounted for as a reverse capitalization in accordance with GAAP. Under the reverse capitalization model, the merger will be treated as Science 37 issuing equity for the net assets of LSAQ, with no goodwill or intangible assets recorded, and LSAQ will be treated as the acquiree for financial reporting purposes. This is primarily because, subsequent to the merger, Science 37 shareholders have a majority of the voting power of the combined company. In addition, Science 37 comprises all of the ongoing operations, senior management, and a majority of the governing body of the combined company.

The Company has evaluated subsequent events through November 5, 2021, the date on which the accompanying consolidated financial statements were issued, noting no additional items requiring disclosure.

18.         Subsequent Events

On March 25, 2021, the Company entered into an operating lease agreement for office space which will commence on July 1, 2021. The Company’s financial commitment for the office space is disclosed under Leases.

On May 7, 2021, the Company announced a planned merger with LifeSci Acquisition II Corp (LSAQ) under a definitive business combination agreement.

Going Concern

From August 2021, the Company began to accelerate investments in hiring and in other critical areas, such as the technology platform, to facilitate the delivery of anticipated revenues, resulting from an increase in net bookings. Also, as several meaningful conditions of the contemplated transaction were met, the Company increased spend related to the requirements of being a publicly-traded company. The Company’s increased costs adversely affected the Company’s results of operations and liquidity and there was substantial doubt as to the Company’s ability to continue as a going concern at that time. On October 6, 2021, the definitive business combination agreement was consummated, with Science 37, Inc. surviving the merger as Science 37 Holdings, Inc., a now public company. All outstanding common and preferred shares of legacy Science 37, Inc. converted into common shares of the surviving Science 37 Holdings, Inc. through application of an exchange ratio of approximately 1.815. In addition, awards under the Company’s existing 2015 stock incentive plan continue under the same terms and conditions as were previously applicable to such awards, subject to the same exchange ratio for exercise price and number of options outstanding. Science 37 Holdings, Inc. began trading on the Nasdaq stock exchange as SNCE effective October 7, 2021.

In conjunction with this merger, Science 37, Inc. received funds held in LSAQ’s working capital and trust accounts together with $200 million in PIPE financing from institutional and strategic investors to further fund Science 37, Inc.’s decentralized trial technology platform and extend into new adjacencies. As a result of the Merger and inclusive of the PIPE financing, Science 37, Inc. received $234.2 million, net of fees and expenses paid in connection with the closing of the business combination. The transaction will be accounted for as a reverse capitalization in accordance with GAAP. Under the reverse capitalization model, the merger will be treated as Science 37, Inc. is issuing equity for the net assets of LSAQ, with no goodwill or intangible assets recorded, and LSAQ will be treated as the acquiree for financial reporting purposes. This is primarily because, subsequent to the merger, Science 37, Inc. shareholders have a majority of the voting power of the combined company. In addition, Science 37, Inc. comprises all of the ongoing operations, senior management, and a majority of the governing body of the combined company. As a result of the merger and related PIPE financing, the substantial doubt about the Company’s ability to continue as a going concern has been alleviated.

The Company has evaluated subsequent events through November 5, 2021, the date on which the accompanying consolidated financial statements were issued, noting no additional items requiring disclosure.

LifeSci Acquisition II Corp
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

On October 6, 2021, the definitive business combination agreement between Science 37 and LifeSci Acquisition II Corp. was consummated, with Science 37 surviving the merger as Science 37 Holdings, Inc, now a public company. Science 37 Holdings, Inc. began trading on the Nasdaq stock exchange as SNCE effective October 7, 2021. Detailed information on the merger is explained in the proxy statement/prospectus of LifeSci Acquisition II Corp. filed with the Securities and Exchange Commission. In conjunction with this merger, Science 37 received $200 million in PIPE financing from leading institutional and strategic investors to further fund Science 37's decentralized trial technology platform and extend into new adjacencies. As a result of the Merger and inclusive of the PIPE financing, Science 37 received $234.2 million, net of fees and expenses paid in connection with the closing of the business combination.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.